DWS VARIABLE SERIES II

           SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH
                           OF THE LISTED PORTFOLIOS:

                             ----------------------

                                     CLASS B

                         DWS Conservative Allocation VIP

                            DWS Growth Allocation VIP

                           DWS Moderate Allocation VIP


Effective immediately, the following information supplements the disclosure under "The Portfolio's Main Investment Strategy" section for each of the Allocation VIP portfolios referenced above:

In addition to investing in other DWS VIP portfolios, the portfolio may invest in retail DWS funds managed by the Advisor and, pursuant to an exemptive order obtained from the Securities and Exchange Commission, in non-affiliated exchange traded funds ("ETFs") in excess of the Investment Company Act of 1940 limits. An Allocation VIP portfolio will invest in a retail DWS fund only when a suitable DWS VIP portfolio is not available and in an ETF only when neither a suitable VIP portfolio nor a retail DWS fund is available. An Allocation VIP portfolio's allocations among the underlying funds will change over time and there should be no expectation that current or past positions in an underlying fund will be maintained in the future.

Effective immediately, the following information supplements disclosure under the heading "The Main Risks of Investing in the Portfolio" section for each of the Allocation VIP portfolios referenced above:

ETF Risk. An ETF is a fund that holds a portfolio of common stocks or bonds designed to track the performance of a securities index or industry sector. ETFs trade on a securities exchange and their shares may at times trade at a premium or discount to their net asset value. In addition, an ETF may not replicate exactly the performance of the index it seeks to track for a number of reasons, including transaction costs incurred by the ETF. ETFs incur fees and expenses, such as operating expenses, licensing fees, trustee fees and marketing expenses, which are borne proportionately by ETF shareholders, such as the portfolio. The portfolio will also incur brokerage costs when purchasing and selling shares of ETFs.

The following information supplements disclosure under "The Investment Advisor" section for each portfolio referenced above:

The Advisor and its affiliates earn fees at varying rates for providing services to the underlying DWS VIP portfolios and retail DWS funds. The Advisor may therefore have a conflict of interest in selecting the underlying DWS funds and in determining whether to invest in an ETF, from which it will not receive any fees. However, the Advisor is a fiduciary to each portfolio and will select investments that are best suited to meet each portfolio's investment objective.











               Please Retain This Supplement for Future Reference



February 15, 2008                                             [DWS SCUDDER LOGO]
VS-3603                                                      Deutsche Bank Group

Supplement to the currently effective Statement of Additional Information of each of the listed Portfolios:
--------------------------------------------------------------------------------

DWS Conservative Allocation VIP
DWS Growth Allocation VIP
DWS Moderate Allocation VIP

Effective immediately, the above named portfolios can now invest in the following non-VIP DWS funds:

DWS Emerging Markets Fixed Income Fund                  DWS Micro Cap Fund
DWS Global Bond Fund                                    DWS RREEF Global Real Estate Securities Fund
DWS GNMA Fund                                           DWS Enhanced S&P 500 Index Fund
DWS High Income Plus Fund                               DWS Small Cap Core Fund
DWS Inflation Protected Plus Fund                       DWS Small Cap Value Fund
DWS Short Duration Fund                                 DWS Dreman Concentrated Value Fund
DWS Short Duration Plus Fund                            DWS Dreman Mid Cap Value Fund
DWS Floating Rate Plus Fund                             DWS Dreman Small Cap Value Fund
DWS Commodity Securities Fund
DWS Disciplined Market Neutral Fund
DWS Disciplined Long/Short Growth Fund
DWS Disciplined Long/Short Value Fund
DWS Emerging Markets Equity Fund
DWS Communications Fund
DWS Equity Partners Fund
DWS Value Builder Fund
DWS Gold & Precious Metals Fund
DWS Europe Equity Fund
DWS International Value Opportunities Fund
DWS Japan Equity Fund
DWS Large Company Growth Fund

The following information supplements the disclosure under "INVESTMENT POLICIES AND TECHNIQUES FOR THE PORTFOLIOS - The Underlying Portfolios" for each of the portfolios referenced above:

DWS Variable Series I Portfolios:                       DWS Davis Venture Value VIP
DWS Bond VIP                                            DWS Dreman High Return Equity VIP
DWS Capital Growth VIP                                  DWS Dreman Small Mid Cap Value VIP
DWS Global Opportunities VIP                            DWS Janus Growth & Income VIP
DWS Growth & Income VIP                                 DWS Turner Mid Cap Growth VIP
DWS Health Care VIP
                                                        DWS Investments VIT Funds:
DWS Variable Series II Portfolios:                      DWS Equity 500 Index VIP
DWS Balanced VIP                                        DWS Small Cap Index VIP
DWS Blue Chip VIP                                       DWS RREEF Real Estate Securities VIP
DWS Core Fixed Income VIP
DWS Global Thematic VIP                                 Cash Management QP Trust
DWS Government & Agency Securities VIP
DWS High Income VIP
DWS International VIP
DWS International Select Equity VIP
DWS Large Cap Value VIP
DWS Mid Cap Growth VIP
DWS Money Market VIP
DWS Small Cap Growth VIP
DWS Strategic Income VIP
DWS Technology VIP

The following information supplements the disclosure under "INVESTMENT POLICIES AND TECHNIQUES FOR THE PORTFOLIOS - The Underlying Portfolios" for each of the portfolios referenced above:

DWS Equity 500 Index VIP (a series of DWS Investments VIT Funds). The portfolio's investment objective is capital appreciation and not income. Any dividend and interest income is incidental to the portfolio's objective. While the portfolio manager gives priority to replicating the S&P 500 Index's performance, there is no assurance of achieving this objective.

DWS Small Cap Index VIP (a series of DWS Investments VIT Funds). The portfolio's investment objective is capital appreciation and not income. Any dividend and interest income is incidental to the portfolio's objective. While the portfolio manager gives priority to replicating the Russell 2000 Index's performance, there is no assurance of achieving this objective.

The following information replaces the disclosure under "Federal Income Taxes" for each of the portfolios referenced above:

Each Portfolio and each underlying portfolio intends to qualify as a regulated investment company under subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), in order to avoid federal income taxation of the Portfolio and the underlying portfolios.

Pursuant to the requirements of Section 817(h) of the Code, with certain limited exceptions, the only shareholders of the Portfolios will be insurance companies and their separate accounts that fund variable insurance and annuity contracts. The prospectus that describes a particular variable insurance or annuity contract should discuss the taxation of separate accounts and the owner of the particular variable insurance or annuity contract.

Section 817(h) of the Code and the regulations issued by the Treasury Department impose certain diversification requirements affecting the securities in which the Portfolios may invest. These diversification requirements are in addition to the diversification requirements under subchapter M of the Code and the 1940 Act. A failure to meet the requirements of Section 817(h) could result in federal income taxation of the insurance company offering the variable insurance or annuity contract and treatment of the owner of the contract other than as described in the prospectus for the contract. Each Portfolio therefore intends to comply with the requirements of Section 817(h) and related regulations.

Pursuant to a ruling issued by the Internal Revenue Service, for purposes of the diversification requirements of Section 817(h), each Portfolio generally will be treated as owning a pro rata portion of the investments of an underlying portfolio in which the Portfolio holds an interest if (1) the underlying portfolio is a regulated investment company for federal income tax purposes, (2) all of the beneficial interests in the underlying portfolio are held directly or indirectly by one or more insurance company segregated asset accounts and (3) subject to certain exceptions, public access to the underlying portfolio is available exclusively through the purchase of a variable contract. A Portfolio's investment in a retail DWS fund or an exchange traded fund is not expected to satisfy these requirements. If these requirements are not satisfied with respect to an underlying portfolio, a Portfolio's investment in the underlying portfolio may be treated as a single security for purposes of the Code Section 817(h) diversification requirements. The Portfolios will take this rule into account in determining whether they have satisfied the Section 817(h) diversification requirements.

If owners of a variable insurance or annuity contract possess sufficient incidents of ownership, they will be considered for federal income tax purposes the owners of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account's assets for a taxable year will be included in the owner's gross income for the current taxable year. Revenue Ruling 2003-91, the Internal Revenue Service ruled that under a specified set of facts the owners of variable insurance and annuity contracts would not be considered the owners of the assets of the separate accounts used to support the contracts, but Revenue Ruling 2003-91 did not address a situation where the separate accounts invested in regulated investment companies that are not publicly available, such as the Portfolios, which themselves invested in regulated investment companies that are publicly available, such as some of the underlying portfolios. The ownership rights of a contract holder with respect to the investments of a Portfolio, however, are similar to, but different in certain respects from, those described in Revenue Ruling 2003-91 and other rulings where it was determined that contract owners were not the owners of a separate account's assets. Although we do not believe it to be the case, these differences could result in the owner of a variable insurance or annuity contract being treated as the owner of the assets of the separate account supporting the contract and being subject to current federal income taxation on the income and gains of the separate account's assets.

The preceding is a brief summary of certain of the relevant federal income tax considerations applicable to an investment in the Portfolios. The summary is not intended as a complete explanation or a substitute for careful tax planning and consultation with individual tax advisors.






               Please Retain This Supplement for Future Reference


February 15, 2008